Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Taxes
Provision for (benefit from) income taxes	$ 0	$ 0	$ 0	$ 0